TRADE ACCOUNTS RECEIVABLE, NET - Allowance for Credit loss (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade accounts receivable	$ 22,904	$ 46,229
Provision for doubtful accounts	(165)	(594)
Allowance for expected credit losses	(35)	0
Trade accounts receivable, net	22,704	45,635
Stockholders' equity	1,368,756	1,513,391	$ 1,523,512
Accumulated Deficit [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity	$ (366,722)	(228,704)	$ (267,744)	$ (351,903)
Accumulated Deficit [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity		(220)
Accumulated Deficit [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Trade Accounts Receivable
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity		$ 100